CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Non-controlling interests [Member]	Total
BALANCE at Dec. 31, 2024	$ 38,097	$ 353,693	$ 5,367	$ 17,547	$ (1,416)	$ (399,827)	$ 0	$ 13,461
BALANCE, shares at Dec. 31, 2024	1,336,670
CHANGES FOR THE PERIOD:
Issuance of share capital, pre-funded warrants and warrants, net	$ 25,664	(20,988)	501	0	0	0	0	5,177
Issuance of share capital, pre-funded warrants and warrants, net, shares	925,137
Pre-funded warrants exercised	$ 8,058	(5,876)	(2,182)	0	0	0	0	0
Pre-funded warrants exercised, shares	295,804
Employee stock options expired	$ 0	646	0	(646)	0	0	0	0
Share-based compensation	0	0	0	247	0	0	0	247
Comprehensive loss (income) for the period	0	0	0	0	0	1,187	0	1,187
BALANCE at Jun. 30, 2025	$ 71,819	327,475	3,686	17,148	(1,416)	(398,640)	0	20,072
BALANCE, shares at Jun. 30, 2025	2,557,611
BALANCE at Dec. 31, 2025	$ 73,428	327,584	3,686	15,916	(1,416)	(401,002)	5,149	23,345
BALANCE, shares at Dec. 31, 2025	2,610,814
CHANGES FOR THE PERIOD:
Issuance of share capital	$ 348	(304)	0	0	0	0	0	44
Issuance of share capital , shares	10,163
Employee stock options expired	$ 0	648	0	(648)	0	0	0	0
Share-based compensation	0	0	0	157	0	0	0	157
Comprehensive loss (income) for the period	0	0	0	0	0	(4,627)	(2,300)	(6,927)
BALANCE at Jun. 30, 2026	$ 73,776	$ 327,928	$ 3,686	$ 15,425	$ (1,416)	$ (405,629)	$ 2,849	$ 16,619
BALANCE, shares at Jun. 30, 2026	2,620,977